Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 21,500,000	$ 22,400,000	$ 22,600,000
Impairment charges	$ 0	$ 4,400,000	$ 3,800,000